INVESTMENTS (Details) - USD ($)	1 Months Ended			9 Months Ended		12 Months Ended
	Jul. 31, 2024	Oct. 31, 2023	Apr. 30, 2023	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity Securities without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value, amount				$ 14,200,000		$ 31,000,000.0	$ 35,600,000
Payments to acquire investments				0	$ 1,578,000	1,578,000	18,369,000	$ 9,650,000
Gain on observable price change				0	0		0
Loss on observable price change				0	0	2,000,000	0
Impairment of investments				$ 0	$ 0	4,108,000	2,419,000	4,615,000
TISEG
Equity Securities without Readily Determinable Fair Value [Line Items]
Equity securities without readily determinable fair value, amount						$ 16,800,000	17,300,000
Payments to acquire investments	$ 1,600,000	$ 7,700,000	$ 8,200,000
Gain on observable price change		$ 1,400,000
Loss on observable price change	$ 2,000,000.0
Ownership percentage						29.46%
Proceeds from dividends						$ 3,100,000
Two Privately Held Companies
Equity Securities without Readily Determinable Fair Value [Line Items]
Impairment of investments						2,500,000
Another Minority Interest Investment
Equity Securities without Readily Determinable Fair Value [Line Items]
Impairment of investments						$ 1,600,000	1,500,000
Three Investments
Equity Securities without Readily Determinable Fair Value [Line Items]
Impairment of investments							2,400,000
Privately Held Company One
Equity Securities without Readily Determinable Fair Value [Line Items]
Impairment of investments							700,000
Privately Held Company Two
Equity Securities without Readily Determinable Fair Value [Line Items]
Impairment of investments							$ 200,000
Two Investments
Equity Securities without Readily Determinable Fair Value [Line Items]
Impairment of investments								$ 4,600,000